Redeemable Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Redeemable Convertible Preferred Stock Series

Its redeemable convertible preferred stock was divided into four separate series, designated as Series C, Series E, Series F and Series G preferred stock as summarized below.

	As of December 31,						As of June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)						(unaudited)
Series C	—	—	—	—	—	—	—	—
Series E	1,947,419	19,980	1,947,419	19,980	1,947,419	19,980	—	—
Series F	1,017,175	13,058	1,017,175	13,058	1,017,175	13,058	—	—
Series G	—	—	—	—	1,948,052	29,962	—	—

Total redeemable convertible preferred stock	2,964,594	$33,038	2,964,594	$33,038	4,912,646	$63,000	—	$—